Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Schedule of Remuneration of Key Management Personnel
Remuneration of key management personnel

	June 30, 2025	June 30, 2024
	$	$
Salary, wages and consultancy fees [1]	1,576,058	2,091,902
Bonuses [1]	-	305,497
Post-employment benefits (pension)	38,874	50,419
Share-based payment	-	32,160
Total remuneration	1,614,932	2,479,978
[1] The amounts disclosed include expenses incurred during the reporting period in connection to the employment of and consulting agreements entered into with key management personnel.

Schedule of Employment of Existing Consulting Agreements
The amounts disclosed in the above table are the amounts recognized as an expense during the reporting period related to key management personnel as listed below.

Keith Liddell	Chairman
Chris Showalter	Chief Executive Officer
Ingo Hofmaier	Chief Financial Officer
Dr Michael Adams	Chief Technology Officer
Gerick Mouton	Chief Operating Officer
Benedict Busunzu	TNCL Chief Executive Officer
Spencer Davis	Chief Legal Officer
Natasha Liddell	Chief Sustainability Officer (resigned February 16, 2024)
Anthony von Christierson	Senior Vice President: Commercial and Business Development
Evan Young	Senior Vice President: Investor Relations and Capital Markets

Schedule of Consultancy Fees and Bonuses
Details of transactions of the above can be found in the following sections.

Consultancy fees and bonuses
Engagement Party	Related Person	June 30, 2025	June 30, 2024	commenced	ended
Atlas Sustainability	Natasha Liddell	-	21,048	April 29, 2024	September 27, 2024
Airvolution Co. Limited	Mike Adams	225,002	350,659	July 1, 2022
LZ Advisory LLC	Christopher Showalter	-	231,532	March 15, 2022	April 30, 2024
Keith Liddell	Keith Liddell	241,470	395,878	July 7, 2023
NewVision Metals PTE. Limited	Gerick Mouton	202,230	255,017	June 2, 2022
EJMY Consulting	Evan Young	-	118,768	October 10, 2023	November 3, 2024
		668,702	1,372,902
RSUs (granted and vested)
Engagement Party	Related Person	June 30, 2025	June 30, 2024	commenced	ended
EJMY Consulting	Evan Young	-	32,160	October 10, 2023	November 3, 2024
		-	32,160

Total compensation to consultants		668,702	1,405,062

Family members of key management personnel who are employed by Lifezone:
Wages and Bonuses	June 30, 2025	June 30, 2024
	$	$
Natasha Liddell [1]	-	85,111
Simon Liddell	122,322	133,343
Jonathan Adams	64,991	66,448
	187,313	284,902
[1] Resigned on February 16, 2024

Schedule of Receivables Due from Related Parties
Lifezone had receivables due from related parties as follows:

	June 30, 2025	December 31, 2024
	$	$
BHP Billiton (UK) DDS Limited	-	23,133
Shareholder loan	-	75,000
Total	-	98,133

	June 30, 2025	December 31, 2024
	$	$
Related party payables	103,764	125,329
Total	103,764	125,329